Financial Liabilities - Loans by Currency (Details) € in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 UYU ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 UYU ($)	Dec. 31, 2023 CLP ($)
Disclosure of detailed information about borrowings [line items]
Loans and other payables	€ 4,014							€ 3,601
Euro
Disclosure of detailed information about borrowings [line items]
Loans and other payables	2,685							2,266
U.S. dollar
Disclosure of detailed information about borrowings [line items]
Loans and other payables	378	$ 393						352	$ 389
Brazilian real
Disclosure of detailed information about borrowings [line items]
Loans and other payables	48		R$ 306					22		R$ 119
Colombian peso
Disclosure of detailed information about borrowings [line items]
Loans and other payables	391			$ 1,794,020				332			$ 1,402,872
Mexican peso
Disclosure of detailed information about borrowings [line items]
Loans and other payables	36				$ 776			145				$ 2,716
Uruguayan peso
Disclosure of detailed information about borrowings [line items]
Loans and other payables	63					$ 2,905		126					$ 5,455
Chilean peso
Disclosure of detailed information about borrowings [line items]
Loans and other payables	300						$ 310,338	255						$ 247,252
Other currencies
Disclosure of detailed information about borrowings [line items]
Loans and other payables	€ 113							€ 103